CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows (used in) from operating activities
Net loss	$ (7,654)	$ (11,914)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,231	693
Share-based compensation	1,619	659
Unrealized foreign exchange loss	1,942	922
Deferred tax expense	389	0
Finance expense	130	796
Loss on change in fair value of convertible promissory notes	0	776
Changes in non-cash working capital items:
Trade and other receivables	(4,584)	(3,994)
Prepaids and deposits	(942)	(335)
Contract acquisition costs	(1,467)	(685)
Trade and other payables	4,774	2,830
Employee benefit obligations	652	420
Deferred revenue	9,065	5,250
Cash (used in) from operating activities	5,155	(4,582)
Cash flows used in investing activities
Purchase of property and equipment	(1,081)	(366)
Purchase of intangible assets	(364)	0
Acquisition of business, net of cash acquired	(2,450)	0
Cash used in investing activities	(3,895)	(366)
Cash flows from (used in) financing activities [abstract]
Payments received on net investment in finance lease	92	87
Repayment of lease obligation	(1,106)	(879)
Interest income (paid)	317	(432)
Proceeds from exercise of stock options	244	374
Proceeds from issuance of secured debentures, net	0	3,000
Proceeds from drawdown on secured credit facility, net	0	6,858
Proceeds from bought deal offering of common shares	19,029	0
Proceeds from issuance of common shares	165,600	56,261
Share issuance cost	(11,607)	(3,847)
Repayment of borrowings	(299)	(14,055)
Cash (used in) from financing activities	172,270	47,367
Net change in cash and cash equivalents during the year	173,530	42,419
Effect of foreign exchange on cash and cash equivalents	(150)	103
Cash and cash equivalents, beginning of the period	46,278	3,756
Cash and cash equivalents, end of the year	$ 219,658	$ 46,278